BUSINESS ACQUISITIONS - Narrative (Details) - Developed Technology Rights [Member] - En Cloud En $ in Millions	1 Months Ended
Oct. 31, 2021 USD ($)
Business Acquisition
Consideration for assets acquired	$ 2.8
Payments to acquire intangible assets	2.6
Deferred consideration	$ 0.2
Finite lived assets useful life (years)	3 years